PROPERTY AND EQUIPMENT, NET (Schedule of Capital Leased Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Original cost - Machinery and equipment	$ 16,630
Accumulated depreciation - Machinery and equipment	(306)
Total, net	$ 16,324